Business acquisitions and disposition - Narrative (Details) - CAD ($) $ in Millions		6 Months Ended
	May 03, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 01, 2023	Feb. 28, 2022
Disclosure of detailed information about business combination [line items]
Cash transferred, net of cash acquired				$ 156
Consideration payable, term				2 years
Production Studios
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests sold	63.00%
Proceeds from sale of operations	$ 211
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	79
Tax expense recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 17
FX Innovation
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date				$ 157
Cash consideration payable				12
Contingent consideration				6
Contingent consideration, maximum amount payable				7
Revenue of acquiree since acquisition date		$ 8
Revenue of combined entity as if combination occurred at beginning of period		$ 12,163
Cash consideration paid				$ 145
EBOX
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date			$ 18
Cash consideration paid					$ 153
Cash consideration, net of cash acquired					$ 139